COLORADO BONDSHARES

A TAX-EXEMPT FUND

Schedule of Investments

June 30, 2024 (unaudited)

	Maturity	Coupon	Principal	Value

Colorado Municipal Bonds 64.9%
Colorado 100.0%
Aberdeen MD #1 - Series A - 2035	12/1/2035	7.50%	$1,600,000	$476,000

Anthology West MD #4 - Series A - 2041 (g)	12/15/2041	6.25%	1,100,000	1,050,885

Anthology West MD #5 - Series A - 2049	12/1/2049	4.88%	4,630,000	4,049,213

Anthology West MD #5 - Series B - 2049 (g)	12/15/2049	7.63%	698,000	656,706

Aspen Street MD - Series A - 2050 (g)	12/1/2050	5.13%	4,300,000	3,554,380

Banning Lewis Ranch Regional MD - Series A - 2048	12/1/2048	5.38%	2,500,000	2,484,075

Banning Lewis Ranch Regional MD - Series B - 2041 (g)	12/15/2041	7.75%	625,000	613,500

Base Village MD #2 - Series B – 2048 (g)	12/15/2048	6.50%	3,500,000	2,319,975

Belford North MD - Series A - 2050	12/1/2050	5.50%	4,000,000	3,684,680

Belford North MD - Series B - 2050 (g)	12/15/2050	8.50%	3,475,000	3,330,405

Bennett Crossing MD #1 - Series A - 2049	12/1/2049	6.13%	6,160,000	6,165,606

Bennett Ranch MD #1 - Series A - 2051	12/1/2051	5.00%	3,000,000	2,668,110

Bennett Ranch MD #1 - Series B - 2051 (g)	12/15/2051	7.50%	1,221,000	1,131,318

Bent Grass MD - Series A - 2049	12/1/2049	5.25%	1,690,000	1,626,473

Bradburn MD #2 - Series C - 2051 (g)	12/15/2051	7.50%	3,271,000	3,020,801

Bramming Farm MD #1 - Series A - 2044	12/1/2044	6.00%	1,880,000	1,853,755

Brighton Crossing MD #4 - Series A - 2037	12/1/2037	5.00%	1,050,000	1,050,305

Brighton Crossing MD #4 - Series A - 2047	12/1/2047	5.00%	4,685,000	4,529,130

Brighton Crossing MD #4 - Series B - 2047 (g)	12/1/2047	7.00%	670,000	635,937

Brighton Crossing MD #6 - Series A - 2035	12/1/2035	5.00%	525,000	509,371

Brighton Crossing MD #6 - Series A - 2040	12/1/2040	5.00%	1,545,000	1,433,451

Brighton Crossing MD #6 - Series A - 2050	12/1/2050	5.00%	9,020,000	7,979,002

Broomfield Village MD #2 - Series A - 2049	12/1/2049	5.00%	1,450,000	1,374,731

Buckley Yard MD #2 - Series A - 2052	12/1/2052	6.25%	6,800,000	6,810,200

Buckley Yard MD #2 - Series B - 2052 (g)	12/15/2052	9.25%	1,569,000	1,575,339

Castleview MD #2 - Series A - 2050	12/1/2050	5.00%	3,435,000	3,068,108

Castleview MD #1 - Series A - 2050 (g)	12/1/2050	5.00%	4,727,000	3,920,905

Cherry Creek South MD #5 - Series A - 2051 (g)	12/1/2051	6.00%	22,500,000	18,852,525

Cherry Hills City MD - Series A - 2047 (g)	12/1/2047	5.00%	1,380,000	1,249,618

Cielo MD - Series A - 2050 (g)	12/1/2050	5.25%	12,442,000	10,685,563

City Center West Residential MD #2 - Series A - 2049	12/1/2049	5.00%	2,080,000	1,936,646

City Center West Residential MD #2 - Series B - 2049 (g)	12/15/2049	7.75%	1,425,000	1,343,675

Cityset MD #2 - Series A - 2030	12/1/2030	3.50%	5,150,000	4,624,906

Cityset MD #2 - Series A - 2040	12/1/2040	4.38%	8,360,000	7,424,683

Cityset MD #2 - Series A - 2045	12/1/2045	4.50%	3,180,000	2,766,854

Clear Creek Transit MD 2 - Series A - 2041	12/1/2041	5.00%	1,886,000	1,606,834

Clear Creek Transit MD #2 - Series A - 2050	12/1/2050	5.00%	4,100,000	3,321,984

Cloverleaf MD - Series A - 2051	12/1/2051	6.00%	2,330,000	2,353,486

Cloverleaf MD - Series B - 2051 (g)	12/15/2051	9.25%	1,034,000	1,052,591

Colliers Hill MD #3 - Series A - 2040	12/1/2040	5.25%	8,300,000	8,066,936

Colliers Hill MD #3 - Series A - 2048	12/1/2048	5.50%	18,250,000	17,649,575

Colliers Hill MD #3 - Series B - 2043 (g)	12/15/2043	8.50%	2,213,000	2,051,252

Colorado Centre MD - Series B - 2032 (g)(i)	1/1/2032	0.00%	6,592,306	3,427,999

Colorado Centre MD - Series A (PO) - 2027 (e)(i)	1/1/2027	0.00%	2,074,674	1,861,958

Colorado Centre MD - Series A (IO) - 2027 (f)(i)	1/1/2027	9.00%	2,131,449	1,428,071

CECFA Swallow Academy - Series A - 2027 (m)	11/15/2027	5.35%	3,180,000	3,103,998

CECFA Addenbrooke Classical Academy - Series A - 2027 (m)	6/1/2027	4.50%	23,905,000	23,831,373

CECFA Imagine Charter School at Firestone - Series A - 2027 (m)	6/1/2027	4.50%	17,345,000	17,291,577

CECFA Monarch Montessori - Series A - 2025 (m)	5/15/2025	4.75%	8,175,000	8,107,720

CECFA Academy Of Advanced Learning - Series A - 2027 (m)	6/1/2027	4.38%	8,420,000	8,119,827

CECFA Chavez/Huerta Preparatory - Series A - 2027 (m)	7/1/2027	4.38%	36,520,000	34,359,842

CECFA Swallows Charter Academy - Series A - 2027 (m)	11/15/2027	4.38%	6,560,000	6,211,139

CECFA Vanguard Classical School - Series A - 2027 (m)	7/1/2027	4.38%	24,045,000	22,937,487

CECFA Third Future School - Series A - 2029 (m)	7/1/2029	4.25%	5,645,000	5,145,587

CECFA Grand Peak Academy - Series A - 2031 (m)	7/1/2031	4.00%	2,150,000	1,908,061

CECFA Grand Peak Academy - Series A - 2041 (m)	7/1/2041	4.25%	5,040,000	3,984,725

CECFA Grand Peak Academy - Series A - 2051 (m)	7/1/2051	4.50%	13,070,000	9,763,551

CECFA Doral Academy - Series A - 2028 (m)	7/15/2028	4.50%	19,405,000	18,432,421

CECFA Civica Career & Collegiate Academy - Series A - 2029 (m)	7/15/2029	4.75%	7,790,000	7,445,838

CECFA Chavez/Huerta Academy - Series A - 2027 (m)	7/1/2027	4.50%	8,220,000	7,761,324

CECFA Mountain Sage Community School - Series A - 2029 (m)	7/1/2029	4.75%	3,945,000	3,894,583

CECFA Mountain Song Community School - Series A - 2029 (m)	7/1/2029	4.75%	5,810,000	5,740,803

CECFA CEC / Aurora Charter School - Series A - 2032 (m)	7/1/2032	5.00%	80,470,000	80,488,508

CECFA CEC / CSEC BC Project - Series A - 2032 (m)	1/1/2032	4.88%	4,060,000	4,062,071

CECFA CEC / CSEC BC Project - Series A - 2037 (m)	1/1/2037	5.00%	3,595,000	3,599,170

CECFA CEC / CSEC BC Project - Series A - 2042 (m)	1/1/2042	5.13%	40,335,000	40,409,620

CECFA Global Village Academy - Senior Bonds - 2029 (m)	6/15/2029	5.85%	11,630,000	11,690,360

CECFA Fort Collins Montessori School - Series A - 2029 (m)	7/1/2029	6.13%	17,790,000	17,928,228

CECFA Colorado Skies Academy - Series A - 2030 (m)	7/1/2030	7.00%	10,595,000	10,855,213

Colorado Crossing MD #2 - Series A - 2047	12/1/2047	5.00%	4,000,000	3,877,400

Colorado Crossing MD #2 - Series A - 2050	12/1/2050	5.00%	4,000,000	3,827,920

700 Kalamath LLC - Series A - 2013 (a)(j)	12/1/2013	0.00%	3,755,000	3,500,000

CHFA / Casey's Pond Living - Series A - 2032 (l)	6/1/2032	0.00%	8,110,000	3,649,500

CHFA / Casey's Pond Living - Series A - 2042 (l)	6/1/2042	0.00%	10,665,000	4,799,250

CHFA / Casey's Pond Living - Series A - 2047 (l)	6/1/2047	0.00%	8,600,000	3,870,000

Hudson Asphalt Terminal Project – Series A – 2034 (m)	10/1/2034	7.25%	10,000,000	10,466,600

Hudson Asphalt Terminal Project – Series B – 2034 (m)	10/1/2031	9.75%	10,000,000	10,294,100

Colorado International Center MD #3 - Series A - 2031	12/1/2031	4.63%	564,000	540,690

Colorado Science & Tech Park MD #1 - Series B - 2039	12/15/2039	4.13%	185,000	185,104

Colorado Science & Tech Park MD #1 - Series B - 2044	12/15/2044	4.50%	215,000	216,853

Colorado Science & Tech Park MD #1 - Series B - 2054	12/15/2054	4.75%	635,000	643,249

Conestoga MD #2 - Series A - 2051 (g)	12/1/2051	5.25%	1,625,000	1,482,293

Conifer MD - Series A - 2030 (j)	12/1/2030	0.00%	10,000,000	4,496,869

Conifer MD - Series A - 2032 (j)	12/1/2032	0.00%	1,450,000	652,046

Conifer MD - Series A - 2033 (j)	12/1/2033	0.00%	1,550,000	697,015

Constitution Heights MD - Series A - 2049	12/1/2049	5.00%	1,765,000	1,671,031

Copperleaf MD #9 - Series A - 2051 (g)	12/1/2051	4.88%	8,175,000	6,632,051

Country Club Highlands MD - Series A - 2037	12/1/2037	7.25%	1,030,000	947,600

Dakota Ridge MD - Series A - 2052 (g)	12/1/2052	6.00%	2,339,000	2,185,702

Deer Creek Villas MD - Series A - 2055	12/1/2055	5.00%	6,085,000	5,347,376

Denver Intl Business Center MD #1 - Series B - 2048 (g)	12/1/2048	6.00%	4,585,000	4,702,147

Denver West Promenade MD - Series A - 2031	12/1/2031	5.13%	500,000	499,995

Denver West Promenade MD - Series B - 2046 (g)	12/15/2046	6.00%	413,000	407,449

E86 MD - Series A - 2051 (g)	12/1/2051	5.13%	4,060,000	3,456,400

Eagle Brook MD - Series A - 2051 (g)	12/1/2051	5.00%	1,600,000	1,423,552

ECCV Water & Sanitation District - Series A - 2023 (c)	11/15/2030	5.00%	619,000	619,000

Erie Highlands MD #2 - Series A - 2048	12/1/2048	5.25%	6,000,000	6,027,780

Erie Highlands MD #2 - Series B - 2048 (g)	12/15/2048	7.63%	1,819,000	1,756,044

Fitzsimons Village MD #1 - Series A - 2049	12/1/2049	5.00%	1,040,000	943,270

Fitzsimons Village MD #1 - Series B - 2049 (g)	12/15/2049	7.00%	611,000	563,000

Fitzsimons Village MD #3 - Series A - 2026	12/1/2026	4.00%	1,640,000	1,568,824

Fitzsimons Village MD #3 - Series A - 2031	12/1/2031	4.00%	500,000	446,755

Fitzsimons Village MD #3 - Series A - 2041	12/1/2041	4.00%	4,445,000	3,442,341

Fitzsimons Village MD #3 - Series A - 2055	12/1/2055	4.25%	9,660,000	7,008,233

Flying Horse MD #2 - Series B - 2050 (g)(m)	12/15/2050	7.25%	15,405,000	14,465,449

Flying Horse MD #3 - Series A - 2049 (g)	12/1/2049	6.00%	2,965,000	2,904,781

Golden Eagle Acres MD #2 - Series A - 2051 (g)	12/1/2051	4.50%	3,325,000	2,597,789

Green Gables MD #3 - Series B – 2053 (g)	12/15/2053	8.25%	2,984,000	3,123,293

Green Valley Ranch East MD #6 - Series A - 2050	12/1/2050	5.88%	3,325,000	3,333,279

Greenspire MD #1 - Series A - 2051	12/1/2051	5.13%	1,925,000	1,764,513

Greenways MD #1 - Series A - 2051 (g)	12/1/2051	4.63%	6,845,000	4,794,375

Hess Ranch MD #6 - Series A - 2049	12/1/2049	5.00%	5,000,000	4,566,200

Hidden Creek MD - Series A - 2045 (g)	12/1/2045	4.63%	3,430,000	2,796,548

Highlands Mead MD - Series A - 2050	12/1/2050	5.13%	1,395,000	1,279,996

Hogback MD - Series A - 2041	12/1/2041	5.00%	725,000	666,833

Hogback MD - Series A - 2051	12/1/2051	5.00%	1,550,000	1,361,257

Horizon MD #2 - Series A - 2051 (g)	12/1/2051	4.50%	11,657,000	8,447,828

Hunter's Overlook MD #5 - Series B - 2049 (g)	12/15/2049	8.50%	1,827,000	1,749,553

Hunter's Overlook MD #7 - Series A - 2051 (g)	12/1/2051	5.50%	3,525,000	3,271,024

Hyland Village MD - Series A - 2027	12/1/2027	10.00%	4,770,000	2,623,500

Indy Oak Tod MD - Series A - 2050	12/1/2050	5.50%	1,070,000	1,085,419

Indy Oak Tod MD - Series B - 2050 (g)	12/15/2050	8.00%	736,000	779,814

Inspiration MD - Series B - 2036 (g)	12/15/2036	5.00%	761,000	692,974

Jay Grove MD - Series A - 2051 (g)	12/1/2051	4.25%	2,450,000	1,895,149

Jefferson Center MD #1 - Series B - 2050 (g)	12/15/2050	5.75%	14,414,000	14,566,933

Karl's Farm MD #2 - Series A - 2040	12/1/2040	5.38%	1,155,000	1,116,250

Karl's Farm MD #2 - Series A - 2050	12/1/2050	5.63%	3,030,000	2,897,831

The Lakes MD #4 - Series A - 2061 (g)	12/1/2061	5.50%	20,080,000	16,965,994

Lanterns MD #2 - Series A - 2050 (g)	12/1/2050	4.50%	12,492,000	9,392,110

Legato Community Authority - Series A - 2036	12/1/2036	4.00%	2,130,000	1,816,741

Legato Community Authority - Series A - 2046	12/1/2046	5.00%	1,000,000	885,890

Legato Community Authority - Series A - 2051	12/1/2051	5.00%	2,500,000	2,168,225

Lincoln Meadows MD - Series A - 2031	12/1/2031	8.00%	6,565,000	6,871,389

Loretto Heights Community Authority - Series A - 2051 (g)	12/1/2051	4.88%	12,750,000	10,232,385

Marin MD - Series A - 2028 (a)(j)	12/1/2028	0.00%	17,485,000	1,573,650

Mayfield MD - Series A - 2050	12/1/2050	5.75%	1,189,000	1,191,235

Mayfield MD - Series B - 2050 (g)	12/15/2050	8.25%	622,000	610,729

Mayfield MD - Series C - 2050	12/15/2050	3.00%	766,000	302,501

Meadows MD #1 - Series A - 2029 (k)	6/1/2029	8.00%	30,730,000	30,079,446

Meadows MD #2 - Series A - 2029 (k)	6/1/2029	8.00%	23,830,000	23,325,519

Meadows MD #7 - Series A - 2029 (k)	6/1/2029	8.00%	15,440,000	15,113,135

Meadowlark MD - Series A - 2040	12/1/2040	4.88%	1,045,000	1,055,262

Meadowlark MD - Series A - 2050	12/1/2050	5.13%	1,505,000	1,521,239

Mirabelle MD #2 - Series A - 2049	12/1/2049	5.00%	1,250,000	1,243,413

Mirabelle MD #2 - Series B - 2049 (g)	12/15/2049	7.38%	1,473,000	1,424,391

Monument Junction MD #1 - Series A - 2051 (g)	12/1/2051	5.75%	12,258,000	10,931,684

Mount Carbon MD - Series C - 2043	6/1/2043	0.00%	521,078	521,469

Mountain Brook MD - Series A - 2051	12/1/2051	4.75%	7,740,000	6,131,241

Mountain Brook MD - Series A - 2041	12/1/2041	4.50%	1,000,000	829,400

Mountain Shadows MD - Series A - 2035	12/1/2035	5.00%	500,000	500,920

Mountain Shadows MD - Series B - 2046 (g)	12/15/2046	7.50%	1,650,000	1,605,945

Mountain Shadows MD - Series C - 2040 (g)	12/15/2040	10.00%	1,994,000	1,941,338

Muegge Farms MD #1 - Series A - 2051 (g)	12/1/2051	5.00%	6,300,000	5,474,385

Muegge Farms MD #3 - Series A - 2051 (g)	12/1/2051	5.50%	10,431,000	9,238,111

Murphy Creek MD #5 - Series A - 2052	12/1/2052	6.00%	2,645,000	2,653,067

Nine Mile MD - Series A - 2030	12/1/2030	4.63%	1,125,000	1,125,090

Nine Mile MD - Series A - 2040	12/1/2040	5.13%	2,500,000	2,516,900

North Range MD #3 - Series A - 2040	12/1/2040	5.00%	2,000,000	2,004,500

Painted Prairie Improvement Authority - Series A - 2029	12/1/2029	4.00%	1,000,000	935,260

Palisade Park North MD #2 - Series A - 2047	12/1/2047	5.63%	1,723,000	1,726,256

Parkdale Community Authority - Series A - 2040	12/1/2040	5.00%	3,140,000	3,010,287

Parkdale Community Authority - Series A - 2050	12/1/2050	5.25%	5,620,000	5,208,560

Parkdale Community Authority - Series B - 2050 (g)	12/15/2050	7.75%	2,424,000	2,260,380

Parkdale Community Authority MD #2 - Series B - 2053 (g)	12/15/2053	9.00%	1,391,000	1,381,597

Parker Automotive MD - Series A - 2045	12/1/2045	5.00%	1,864,000	1,923,629

Pioneer Community Authority - Series B - 2050 (g)	12/15/2050	6.75%	24,592,000	23,079,838

The Plaza MD #1 - Series A - 2040 (m)	12/1/2040	5.00%	7,850,000	7,787,436

Powhaton Community Authority - Series A - 2051 (g)	12/1/2051	5.00%	7,450,000	6,500,572

Pronghorn Valley MD - Series A - 2041	12/1/2041	3.75%	515,000	415,208

Pronghorn Valley MD - Series A - 2051	12/1/2051	4.00%	4,400,000	3,418,580

PFA / Monument Academy - Series A - 2026 (m)	6/1/2026	5.00%	28,165,000	27,859,128

Reata Ridge Village MD #2 - Series A - 2049	12/1/2049	5.00%	1,784,000	1,691,393

Rendezvous MD #4 - Series B - 2048 (g)	10/15/2048	8.00%	1,189,000	1,128,397

Remuda Ridge MD - Series A - 2051 (g)	12/1/2051	5.63%	5,520,000	4,931,513

Reserve MD #2 - Series A - 2045	12/1/2045	5.00%	500,000	475,775

Ritoro MD - Series B - 2049 (g)	12/15/2049	8.50%	2,190,000	2,249,130

Riverdale Peaks II MD - Series A - 2025	12/1/2025	6.40%	930,000	762,600

Riverdale Peaks II MD - Series A - 2035	12/1/2035	6.50%	1,135,000	930,700

Riverview MD - Series A - 2041	12/1/2041	5.00%	1,105,000	1,043,076

Riverview MD - Series A - 2051	12/1/2051	5.00%	2,075,000	1,827,411

Rock Creek MD - Series A - 2041	12/1/2041	4.50%	2,230,000	1,860,065

Rock Creek MD - Series A - 2050	12/1/2050	4.75%	3,880,000	3,083,708

Rock Creek MD - Series A - 2031 (g)	12/1/2031	4.00%	3,432,000	3,094,463

Rose Hill Acres MD - Series A - 2050	12/1/2050	5.00%	2,965,000	2,696,668

Rose Hill Acres MD - Series B - 2050 (g)	12/15/2050	8.75%	910,000	872,845

RRC MD #2 - Series A - 2051 (g)	12/1/2051	5.25%	5,625,000	4,892,738

Sabell MD - Series A - 2050 (g)	12/1/2050	5.00%	1,055,000	962,202

Sabell MD - Series B - 2050 (g)	12/15/2050	8.25%	605,000	576,341

Scott Gulch MD - Series A - 2053 (m)	12/1/2053	6.50%	3,160,000	3,203,387

Scott Gulch MD - Series B - 2053 (g)(m)	12/15/2053	8.75%	694,000	702,474

Silver Peaks East MD - Series A - 2051 (g)	12/1/2051	5.00%	5,410,000	4,636,749

64th Avenue ARI Authority - Series A - 2043 (g)	12/1/2043	6.50%	5,000,000	4,967,950

Solitude MD - Series A - 2026 (j)	12/1/2026	7.00%	3,520,000	2,820,968

Southglenn MD - Series A - 2030	12/1/2030	5.00%	2,285,000	2,252,804

Southglenn MD - Series A - 2046	12/1/2046	5.00%	2,075,000	1,930,559

Southlands MD #1 - Series A - 2037	12/1/2037	5.00%	500,000	502,390

Southlands MD #1 - Series A - 2047	12/1/2047	5.00%	3,000,000	2,955,870

Southshore MD #2 - Series B - 2041 (g)	12/15/2041	4.13%	9,690,000	9,650,174

Spring Hill MD #3 - Series A - 2052	12/1/2052	6.75%	1,220,000	1,249,280

Spring Valley MD #4 - Series A - 2040	12/1/2040	5.00%	1,410,000	1,319,619

Spring Valley MD #4 - Series A - 2050	12/1/2050	5.12%	1,775,000	1,582,324

Spring Valley MD #4 - Series B - 2050 (g)	12/15/2050	7.63%	2,811,000	2,603,829

St Vrain Lakes MD #2 - Series A - 2037	12/1/2037	5.00%	4,000,000	4,005,480

St Vrain Lakes MD #2 - Series A - 2047	12/1/2047	5.13%	3,050,000	2,983,480

St Vrain Lakes MD #2 - Series B - 2047 (g)	12/15/2047	7.63%	1,083,000	1,087,646

STC MD #2 - Series A - 2025	12/1/2025	3.00%	555,000	543,151

STC MD #2 - Series A - 2029	12/1/2029	4.00%	1,615,000	1,561,915

STC MD #2 - Series A - 2038	12/1/2038	5.00%	15,160,000	14,734,459

STC MD #2 - Series B - 2049 (g)	12/15/2049	8.00%	3,954,000	3,764,050

Sterling Ranch Community Authority - Series A - 2054	12/1/2054	6.50%	1,000,000	1,035,730

Sterling Ranch MD #2 - Series A - 2032	12/1/2032	5.25%	1,340,000	1,336,516

Sterling Ranch MD #2 - Series A - 2042	12/1/2042	5.50%	5,645,000	5,592,840

Sterling Ranch MD #2 - Series A - 2051	12/1/2051	5.75%	11,750,000	11,731,200

Stetson Ridge MD #3 - Series B - 2042 (g)(m)	12/15/2042	7.50%	210,000	203,343

Stone Ridge MD #2 - Series A - 2031	12/1/2031	0.00%	11,896,000	1,903,360

Third Creek MD #1 - Series A - 2037	12/1/2037	4.50%	1,130,000	995,700

Third Creek MD #1 - Series A - 2042	12/1/2042	4.50%	3,140,000	2,597,565

Third Creek MD #1 - Series A - 2051	12/1/2051	4.75%	7,390,000	5,894,264

Thompson Crossing MD #4 - Series A - 2039	12/1/2039	5.00%	1,410,000	1,390,514

Thompson Crossing MD #4 - Series A - 2049	12/1/2049	5.00%	1,315,000	1,209,208

Trails At Crowfoot MD #3 - Series B - 2049 (g)	12/15/2049	9.00%	3,135,000	3,117,350

Trailside MD #6 - Series A - 2053 (g)	12/1/2053	7.75%	2,181,000	2,207,499

Valagua MD - Series A - 2037	12/1/2037	0.00%	11,500,000	2,300,000

Villages At Murphy Creek MD #1 - Series A - 2051 (g)	12/1/2051	5.50%	12,358,000	10,830,428

Vincent Village MD - Series A - 2051	12/1/2051	5.00%	1,970,000	1,720,480

Waterfall MD #1 - Series A - 2052	12/1/2052	5.25%	2,282,000	2,166,371

Westcreek MD #2 - Series A - 2048	12/1/2048	5.38%	1,300,000	1,295,203

Westerly MD #4 - Series A - 2031	12/1/2031	4.13%	600,000	541,920

Westerly MD #4 - Series A - 2040	12/1/2040	5.00%	2,255,000	2,040,752

Westerly MD #4 - Series A - 2050	12/1/2050	5.00%	5,250,000	4,536,998

White Buffalo MD #3 - Series A - 2050	12/1/2050	5.50%	4,780,000	4,578,236

Wild Plum MD - Series A - 2049	12/1/2049	5.00%	595,000	616,105

Willow Springs MD - Series B - 2049 (g)	12/15/2049	7.75%	650,000	609,668

Woodmen Heights MD #2 - Series B - 2040 (g)	12/15/2040	7.50%	3,358,000	3,165,956

Wyndham Hill MD #2 - Series B - 2049 (g)	12/15/2049	7.63%	9,600,000	9,173,088

Colorado (amortized cost $1,214,608,090)			1,289,550,507	1,147,660,475

Colorado Municipal Bonds (amortized cost $1,214,608,090)			$1,289,550,507	$1,147,660,475

Other Municipal Bonds 5.3%
South Dakota 76.8%
Flandreau Santee Sioux Tribe / Healthcare - Series A - 2036 (m)	1/1/2036	5.75%	$6,055,000	$4,616,574

Flandreau Santee Sioux Tribe / Healthcare - Series A - 2026 (m)	1/1/2026	5.00%	1,190,000	1,139,818

Flandreau Santee Sioux Tribe / Healthcare - Series A - 2031 (m)	1/1/2031	5.50%	3,565,000	2,998,236

Flandreau Santee Sioux Tribe / Gaming - Series B - 2038 (g)(m)	1/1/2038	6.00%	6,120,000	5,206,100

Flandreau Santee Sioux Tribe / Gaming - Series C - 2038 (m)	1/1/2038	6.00%	5,450,000	4,636,152

Flandreau Santee Sioux Tribe / Gaming - Series A - 2026 (m)	1/1/2026	8.28%	1,115,000	1,075,128

Flandreau Santee Sioux Tribe / Gaming - Series A - 2027 (m)	1/1/2027	8.28%	1,205,000	1,149,727

Flandreau Santee Sioux Tribe / Gaming - Series A - 2028 (m)	1/1/2028	8.28%	1,305,000	1,238,758

Flandreau Santee Sioux Tribe / Gaming - Series A - 2033 (m)	1/1/2033	8.28%	8,670,000	8,125,264

Flandreau Santee Sioux Tribe / Healthcare NH - Series A - 2025 (m)	7/1/2025	5.75%	740,000	723,276

Flandreau Santee Sioux Tribe / Healthcare NH - Series A - 2026 (m)	7/1/2026	5.75%	785,000	753,655

Flandreau Santee Sioux Tribe / Healthcare NH - Series A - 2027 (m)	7/1/2027	5.75%	830,000	782,117

Flandreau Santee Sioux Tribe / Healthcare NH - Series A - 2028 (m)	7/1/2028	5.75%	875,000	811,571

Flandreau Santee Sioux Tribe / Healthcare NH - Series A - 2029 (m)	7/1/2029	5.75%	930,000	848,746

Flandreau Santee Sioux Tribe / Healthcare NH - Series A - 2030 (m)	7/1/2030	5.75%	980,000	880,883

Flandreau Santee Sioux Tribe / Healthcare NH - Series A - 2031 (m)	7/1/2031	5.75%	1,040,000	921,565

Flandreau Santee Sioux Tribe / Healthcare NH - Series A - 2032 (m)	7/1/2032	5.75%	1,095,000	956,800

Flandreau Santee Sioux Tribe / Healthcare NH - Series A - 2033 (m)	7/1/2033	5.75%	1,160,000	1,000,894

Flandreau Santee Sioux Tribe / Healthcare NH - Series A - 2034 (m)	7/1/2034	5.75%	1,225,000	1,044,558

Flandreau Santee Sioux Tribe / Healthcare NH - Series A - 2035 (m)	7/1/2035	5.75%	1,300,000	1,096,316

Flandreau Santee Sioux Tribe / Healthcare NH - Series A - 2040 (m)	7/1/2040	6.00%	7,730,000	6,253,493

Flandreau Santee Sioux Tribe / Healthcare NH - Series A - 2045 (m)	7/1/2045	6.25%	10,395,000	8,199,368

Oglala Sioux Tribe / Healthcare - Series A - 2028 (m)	7/1/2028	5.50%	2,200,000	2,050,400

Oglala Sioux Tribe / Healthcare - Series A - 2037 (m)	7/1/2037	6.00%	9,270,000	7,505,641

Oglala Sioux Tribe / Healthcare - Series B - 2041 (m)	9/1/2041	6.50%	5,880,000	4,786,555

Oglala Sioux Tribe - Series C - 2026 (m)	10/1/2026	8.00%	800,000	782,624

Oglala Sioux Tribe - Series A - 2027 (m)	10/1/2027	4.50%	2,370,000	2,195,047

South Dakota (amortized cost $84,280,000)			84,280,000	71,779,265

Puerto Rico 10.7%
Puerto Rico - Series A - 2025	7/1/2025	5.38%	103,109	103,972

Puerto Rico - Series A - 2027	7/1/2027	5.63%	102,175	106,602

Puerto Rico - Series A - 2029	7/1/2029	5.63%	100,517	107,806

Puerto Rico - Series A - 2031	7/1/2031	5.75%	97,632	108,414

Puerto Rico - Series A - 2033	7/1/2033	4.00%	92,580	92,719

Puerto Rico - Series A - 2035	7/1/2035	4.00%	83,217	81,691

Puerto Rico - Series A - 2037	7/1/2037	4.00%	71,422	68,754

Puerto Rico - Series A - 2041	7/1/2041	4.00%	97,107	90,505

Puerto Rico - Series A - 2046	7/1/2046	4.00%	100,990	91,362

Puerto Rico - Series A - 2033	7/1/2033	4.64%	119,142	79,499

Puerto Rico - Series A - 2043	7/1/2043	3.00%	410,371	251,352

Puerto Rico / Sales Tax - Series A - 2034	7/1/2034	4.50%	277,000	277,402

Puerto Rico / Sales Tax - Series A - 2040	7/1/2040	4.55%	140,000	140,524

Puerto Rico / Sales Tax - Series A - 2053	7/1/2053	4.75%	1,028,000	1,013,032

Puerto Rico / Sales Tax - Series A - 2058	7/1/2058	5.00%	2,600,000	2,589,886

Puerto Rico / Sales Tax - Series A - 2027	7/1/2027	4.41%	267,000	237,996

Puerto Rico / Sales Tax - Series A - 2029	7/1/2029	4.69%	260,000	214,549

Puerto Rico / Sales Tax - Series A - 2031	7/1/2031	4.96%	336,000	255,051

Puerto Rico / Sales Tax - Series A - 2033	7/1/2033	5.20%	378,000	262,801

Puerto Rico / Sales Tax - Series A - 2046	7/1/2046	5.97%	3,597,000	1,156,723

Puerto Rico / Sales Tax - Series A - 2051	7/1/2051	6.02%	2,930,000	685,591

Puerto Rico / Sales Tax - Series A - 2040	7/1/2040	4.33%	1,424,000	1,404,904

Puerto Rico / Sales Tax - Series A - 2053	7/1/2053	4.54%	43,000	40,948

Puerto Rico / Sales Tax - Series A - 2058	7/1/2058	4.78%	571,000	561,950

Puerto Rico (amortized cost $9,011,900)			15,229,262	10,024,032

Utah 10.4%
Ares Strategic Mining - Series A - 2034 (m)	12/15/2034	10.00%	10,000,000	9,279,800

Ares Strategic Mining / Taxable - Series A - 2025 (m)	12/15/2025	12.00%	500,000	461,110

Utah (amortized cost $9,500,000)			10,500,000	9,740,910

Washington 1.8%
Tacoma / Local Improvement District #65 - Series A - 2043	4/1/2043	5.75%	1,750,000	1,712,358

Washington (amortized cost $1,638,630)			1,750,000	1,712,358

California 0.3%
Freddie Mac – 2035 (g)(j)	8/15/2035	6.50%	253,439	265,199

California (amortized cost $253,439)			253,439	265,199

Other Municipal Bonds (amortized cost $104,683,969)			$112,012,702	$93,521,763

Short-Term Municipal Bonds 4.4%
Colorado 67.1%
Boulder Housing Authority / Broadway East - Series A - 2037 (LOC 1)	9/1/2037	3.93%	$1,395,000	$1,395,000

Boulder College of Massage - Series A - 2031 (a)(j)	10/15/2031	0.00%	4,315,000	2,337,500

Broomfield URA / Event Center - Series A - 2030 (LOC 2)	12/1/2030	3.95%	6,635,000	6,635,000

CHFA / Ready Foods - Series A - 2032 (LOC 1)	1/1/2032	3.93%	4,225,000	4,225,000

Colorado Springs Utilities - Series A - 2041 (LOC 1)	11/1/2041	3.85%	1,100,000	1,100,000

Jeffco Business Center MD #1 - Series A - 2023 (j)	5/1/2025	8.00%	1,006,000	1,053,714

Sheridan Redevelopment Agency / Santa Fe - Series A - 2029 (LOC 3)	12/1/2029	3.90%	35,845,000	35,845,000
Colorado (amortized cost $54,015,000)			54,521,000	52,591,214

Multi-State 20.4%
Freddie Mac VR - 2045 (LOC 4)	12/15/2045	3.91%	15,995,000	15,995,000

Multi-State (amortized cost $15,995,000)			15,995,000	15,995,000

Oregon 7.4%
Multnomah County Hospital - Series A - 2023 (m)	10/1/2024	5.45%	5,815,000	5,815,000

Oregon (amortized cost $5,815,000)			5,815,000	5,815,000

South Dakota 4.9%
Flandreau Santee Sioux Tribe / Gaming - Series A - 2025 (m)	1/1/2025	8.28%	1,030,000	1,015,014
Lower Brule Sioux Tribe - Series A - 2025 (m)	3/1/2025	5.88%	890,000	867,901

Oglala Sioux Tribe - Series A - 2024 (m)	10/1/2024	5.50%	1,985,000	1,976,385

South Dakota (amortized cost $3,904,020)			3,905,000	3,859,300

Puerto Rico 0.1%
Puerto Rico - Series A - 2024	7/1/2024	3.20%	15,095	15,095

Puerto Rico / Sales Tax - Series A - 2024	7/1/2024	4.79%	55,000	55,000

Puerto Rico (amortized cost $68,556)			70,095	70,095

Short-Term Municipal Bonds (amortized cost $79,797,576)			$80,306,095	$78,330,609

Colorado Capital Appreciation and Zero Coupon Bonds 2.0%
Colorado 100.0%
Bella Mesa MD - Series A CABs - 2049 (m)	12/1/2049	6.75%	$7,565,000	$6,898,070

Colorado International Center MD #7 - Series A CABs - 2027	12/1/2027	5.25%	21,285,000	12,887,216

Conifer MD - Series B - 2031 (a)(j)	12/1/2031	0.00%	7,470,000	2,330,640

Lanterns MD #3 - Series A CABs - 2053	12/1/2053	8.00%	2,250,000	1,699,200

PV ERU Holding Trust - Series A CABs - 2039 (a)(j)(m)	2/14/2039	0.00%	710,000	101,468

PV ERU Holding Trust - Series A CABs - 2039 (a)(j)(m)	2/14/2039	0.00%	3,122,000	446,174

PV ERU Holding Trust - Series A CABs - 2039 (a)(j)(m)	2/14/2039	0.00%	13,168,000	1,881,875

PV ERU Holding Trust - Series A CABs – 2039 (a)(j)(m)	12/15/2037	0.00%	14,000,000	2,000,778

Parkdale Community Authority MD #2 - Series A CABs – 2053	12/1/2027	7.75%	5,670,000	4,282,551

Third Creek MD #1 - Series A CABs - 2026	12/1/2026	5.25%	2,285,000	1,601,968

Westerly MD #4 - Series A CABs - 2050	12/1/2026	5.20%	1,000,000	725,010

Colorado (amortized cost $45,671,395)			78,525,000	34,854,949

Colorado Capital Appreciation and Zero Coupon Bonds (amortized cost $45,671,395)			$78,525,000	$34,854,949

Colorado Taxable Certificates/Notes/Bonds 0.5%
Colorado 100.0%
Colliers Hill MD #2 / Taxable - Series B - 2047 (g)	12/15/2047	6.00%	$2,250,000	$2,182,050

CECFA CEC / Aurora Charter School / Taxable - Series B – 2029 (m)	7/1/2029	6.00%	2,270,000	2,214,771

CECFA CEC / Aurora Charter School / Taxable - Series A - 2031 (m)	7/1/2031	6.13%	1,960,000	1,871,408

CECFA Colorado Skies Academy / Taxable - Series B - 2030	7/1/2030	7.50%	500,000	511,130

Woodmen Heights MD #2 / Taxable - Series B - 2040 (g)	12/15/2040	6.25%	1,770,000	1,716,404
Tabernash Pole Creek Note - 2022 (a)(j)	12/31/2024	0.00%	227,347	190,000

Colorado (amortized cost $8,977,347)			8,977,347	8,685,763

Colorado Taxable Certificates/Notes/Bonds (amortized cost $8,977,347)			$8,977,347	$8,685,763

Other Assets 0.0%
Utah 100.0%

Ares Strategic Mining - Equity	12/15/2034	0.00%	$6,780,500	$813,660
Utah (amortized cost $1,000,000)			6,780,500	813,660

Other Assets (amortized cost $1,000,000)			$6,780,500	$813,660

Total investments, at value (amortized cost $1,454,738,377)	77.1%			$1,363,867,220

Other assets net of liabilities	22.9%			404,601,891

Net Assets	100.0%			$1,768,469,111

COLORADO BONDSHARES - A TAX-EXEMPT FUND

Schedule of Investments (unaudited) - (Continued)

(a)	Defaulted or non-income producing based upon the financial condition of the issuer (see “Defaulted or Non-Income Producing Investments” note to Schedule of Investments).

(b)	Originally issued as general obligation bonds but are now pre-refunded and are secured by an escrow fund consisting entirely of direct U.S. Government obligations.

(c)	Represents securities whose blended characteristics are reflective of a zero coupon bond and a step rate bond. Interest rate shown represents effective yield at acquisition.

(d)	Interest rate shown for capital appreciation and zero coupon bonds represents the effective yield at the date of acquisition.

(e)	Principal-only certificate represents the right to receive the principal payments on the underlying debt security upon maturity. The price of this security is typically more volatile than that of coupon-bearing bonds of the same maturity.

(f)	Interest-only certificate represents the right to receive semi-annual interest payments on the underlying debt security. The principal amount of the underlying security represents the notional amount on which current interest is calculated. The interest rate shown represents the effective yield at the date of acquisition.

(g)	Interest rate disclosed for cash flow bond represents the effective yield at June 30, 2024. Income on this security is derived from the cash flow of the issuer.

(h)	Represents current interest rate for a step rate bond. No step rate bonds were owned by the Fund at June 30, 2024.

(i)	Terms of security have been restructured since the original issuance. The total face amount of all such restructured securities approximates $10,798,429 and a value of $6,718,028 or less than 1.0% of net assets, as of June 30, 2024.

(j)	Securities valued at fair value (see “Investment Valuation and Risk” notes to the Schedule of Investments).

(k)	See “Purchase Accrued Interest” notes to Schedule of Investments for further information on purchase accrued interest related to these bonds.

(l)	The Fund has entered into a forbearance agreement under which it agrees that the issuer may pay a reduced rate of interest in lieu of the contract rate for a period of time (see “Defaulted or Non-Income Producing Investments” notes to Schedule of Investments).

(m)	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2024, the aggregate value was $538,663,959 representing 30.46% of net assets.

COLORADO BONDSHARES - A TAX-EXEMPT FUND

Schedule of Investments - (unaudited) - (Continued)

June 30, 2024

(LOC)	These securities are Variable Rate Demand Obligations (“VRDO”) with scheduled principal and interest payments that have a guaranteed liquidity provider in the form of a letter of credit. These obligations bear interest at a rate that resets daily or weekly (see “Investment Transactions” notes to Schedule of Investments). The numbered list below corresponds to the liquidity provider associated with the respective LOC.
1. US Bank, N.A.
2. BNP Paribas
3. JP Morgan Chase Bank N.A.
4. Freddie Mac

The following abbreviations are used in the descriptions of securities included in the Schedule of Investments:
CABs-Capital Appreciation Bonds
CONV-Convertible
I/O-Interest Only
L/D-Local Improvement District
MD-Metropolitan District
P/O-Principal Only

COLORADO BONDSHARES - A TAX-EXEMPT FUND

Notes to Schedule of Investments

June 30, 2024 (unaudited)

Defaulted or Non-income Producing Investments

 The Fund discontinues the accrual of interest income on municipal bonds when the securities become delinquent as to payment of principal or interest, or when the Fund’s investment adviser determines that an uncertainty exists as to the realization of all or a portion of the principal balance. The face amount of bonds for which the accrual of interest income has been discontinued approximates $64,252,347 and such bonds have a value of $14,362,084 or 0.81% of net assets, as of June 30, 2024. These securities have been identified in the accompanying Schedule of Investments.

 The Fund has entered into forbearance agreements with one district under which it agrees that the issuer may pay a reduced rate of interest in lieu of the contract rate for a period of time. Face amount of the bonds for which the Fund has entered into forbearance agreements total $27,375,000 and have a value of $12,318,750 or 0.70% of net assets, as of June 30, 2024. These securities have been identified in the Schedule of Investments.

Investment Valuation and Risk

 The fair value of securities for which there is no last sales price is determined either by an independent pricing service or management, considering market transactions and dealer quotes of comparable securities as well as proprietary pricing models.

 Securities for which market quotations are not readily available (or management considers otherwise are no longer valid or reliable) are valued at fair value determined in accordance with procedures approved by the Board of Trustees. This can occur in the event of, among other things, natural disasters, acts of terrorism, market disruptions, intra-day trading halts, and extreme market volatility. The determination of fair value involves subjective judgments. As a result, using fair value to price a security may result in a price materially different from the prices used by other mutual funds to determine net asset value or the price that may be realized upon the actual sale of the security. Short-term holdings are valued at current market quotations or amortized cost, whichever management believes best approximates fair value.

 Fixed-income securities owned by the Fund are subject to interest-rate risk, credit risk, prepayment risk and market risk. The Fund invests in non-rated securities which may be subject to a greater degree of credit risk and risk of loss of income and principal and may be more sensitive to economic conditions than lower yielding, higher rated fixed income securities. The Fund concentrates its investments in Colorado and, therefore, may be impacted by specific events, issuers or factors affecting Colorado. The Fund has more credit risk related to the economic conditions of Colorado than a portfolio with a broader geographical diversification. The Fund concentrates its investments in and the majority of the Fund’s shareholders are located within Colorado and, therefore, may be impacted by specific events, issuers or factors affecting Colorado. The Company does not have any significant concentrations within any one shareholder.

 Accounting Standards Codification (“ASC”) 820 Fair Value Measurements and Disclosures establishes a fair value hierarchy that classifies securities based on valuation techniques used to measure fair value and distinguish between observable inputs (market data obtained from independent sources) and the reporting entities own assumptions, which are not readily observable to market participants. The fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3).

 Level 1 Inputs: Quoted prices (unadjusted) in active markets for identical assets or liabilities that the reporting entity has the ability to access at the measurement date.

 Level 2 Inputs: Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly. If the asset or liability has a specified (contractual) term, a Level 2 input must be observable for substantially the full term of the asset or liability.

 Level 3 Inputs: Significant unobservable inputs for the asset or liability including management’s own assumptions. Unobservable inputs shall be used to measure fair value to the extent that observable inputs are not available.

 The following table summarizes the valuation of the Fund’s investments as defined by ASC 820 hierarchy levels as of June 30, 2024:

Valuation Inputs Summary

	Colorado Municipal Bonds	Other Municipal Bonds	Short-Term Municipal Bonds	Colorado Capital Appreciation and Zero Coupon Bonds	Colorado Taxable Certificates/Notes/Bonds	Other Assets	Total Securities June 30, 2024

Level 1 Securities	$-	$-	$-	$-	$-	$-	$-
Level 2 Securities	1,125,812,206	93,256,565	83,047,115	28,094,015	8,495,763	813,660	1,339,519,324
Level 3 Securities	13,740,549	265,199	3,391,214	6,760,934	190,000	-	24,347,896

Totals	$1,139,552,755	$93,521,764	$86,438,329	$34,854,949	$8,685,763	$813,660	$1,363,867,220

From September 30, 2023 to June 30, 2024 there were no Level 1 Securities.

Purchase Accrued Interest

 Purchase accrued interest is typically a component of a municipal bond purchase and is paid on settlement date. The accrual period begins on the last interest payment date (or original issue date) and runs through the day immediately preceding the settlement date. The Fund has purchased three bonds from the Meadows Metropolitan Districts No. 1, 2 and 7 with an aggregate balance of purchase accrued of $90,436,317 (98.1% of the June 30, 2024 balance of $92,156,671). Approximately $252,278,877 of additional interest has accrued on the purchase accrued interest since its purchase in 2007. This additional accrued interest has been fair valued in accordance with ASC 820 at approximately $99,794,939 and is included in other assets net of liabilities in the Schedule of Investments. This amount bears interest at the rate of 7.999% and will be received over an uncertain period of years. The value of the Meadows bonds is contained within three separate line items of the financial statements which all relate to a single set of bonds that cannot be sold separately.

Investment Transactions

 Variable Rate Demand Obligations (“VRDO”) purchased by the Fund are floating rate obligations that have a nominal long-term maturity but have a coupon rate that is reset periodically (e.g., daily or weekly). The investor has the option to put the issue back to the trustee or tender agent at any time with specified (e.g., seven days) notice; accordingly, the Fund treats these obligations as short-term holdings. On June 30, 2024 the interest rates paid on these obligations ranged from 3.85% to 3.95%.

Income Tax Information

 At June 30, 2024 the cost and unrealized appreciation (depreciation) of investments, as determined on a federal income tax basis, were as follows:

	Colorado Municipal Bonds	Other Municipal Bonds	Short-Term Municipal Bonds	Colorado Capital Appreciation and Zero Coupon Bonds	Colorado Taxable Certificates/Notes/Bonds	Other Assets	Totals

Cost of investments	$1,214,608,090	$104,683,969	$79,797,576	$45,671,395	$8,977,347	$1,000,000	$1,454,738,377

Gross unrealized appreciation	$14,120,139	$1,383,955	$555,253	$1,311,036	$11,130	-	$17,381,513
Gross unrealized depreciation	($81,067,754)	($12,546,161)	($2,022,220)	($12,127,481)	$(302,714)	($186,340)	($108,252,670)

Net unrealized appreciation (depreciation) of investments	$(66,947,615)	$(11,162,206)	$(1,466,967)	$(10,816,445)	$(291,584)	$(186,340)	$(90,871,157)

Litigation

 The Fund is periodically involved in various legal proceedings. As of June 30, 2024, the Fund has a litigation payable of $68,722 for all pending litigation matters primarily for the purpose of paying lawyer fees. Possible additional amounts cannot be currently estimated but will be set aside as needed. Although there can be no assurances, based on information available, management believes that it is probable that the ultimate outcome of the action described below and other matters that are pending or threatened will not have a material effect on the Fund’s financial condition.

Marin Metropolitan District LTD Tax G.O. Series 2008 Bond

 The Fund is the beneficial owner of bonds issued in 2008 (the “Bonds”) by Marin Metropolitan District (the “District”) as described more fully in the Fund’s most recent semi-annual report for the period ended March 31, 2024 that was filed with the Securities and Exchange Commission (“SEC”) on June 5, 2024. The Bonds were issued in 2008 pursuant to a trust indenture (the “Trust Indenture”) between the District, as issuer and UMB Bank, N.A. (“UMB”), as trustee (the “Trustee”). The original principal amount of Bonds was $30,485,000. The current principal amount of the Bonds is $17,485,000. The valuation of these Bonds as of June 30, 2024 is set forth in the schedule of investments.

 On about June 24, 2022, the District filed an Amended Complaint for Declaratory and Injunctive Relief (the “Complaint”) against the Fund and the Trustee with the District Court, Arapahoe County, Colorado (the “Court”). The Complaint also names Century at Landmark, LLC, a Colorado limited liability company (“Century”) as an “Interested Party” in the Complaint on the grounds that Century is the owner of the real property remaining in the District. In the Complaint, the District has asserted a single claim for relief for declaratory judgment. In essence, based on the rulings in Landmark Towers Association, Inc. v. UMB Bank, N.A. and Colorado BondShares (District Court, Arapahoe County, Colorado Case No. 11CV1076) (the “Landmark Litigation”), the District has requested that the Court declare that the Fund and the Trustee cannot compel the District to impose a tax levy on Century’s parcel of real property within the District and that, further, the Court enjoin the Fund and the Trustee from attempting to compel the District to impose the Required Mill Levy on Century’s parcel of real property within the District. In response, the Fund and the Trustee filed Amended Counterclaims for breach of the District’s resolution authorizing public debt in accordance with, and as required by, the Colorado Constitution (the “Bond Resolution”), declaratory judgment for breach of the Bond Resolution, declaratory judgment that the District has violated Colo. Const. art. XI, section 6 and the Bond Resolution, breach of the Trust Indenture, declaratory judgment that the District has violated the Trust Indenture, promissory estoppel and unjust enrichment (the “Counterclaims”). The Counterclaims seek a judgment in the full amount due and owing on the Bonds with accrued interest along with a declaration that the District is obligated to impose the Required Mill Levy under the terms of the Trust Indenture.

 The District filed two motions for summary judgment on the claims in the Complaint and the Counterclaims (“MSJ”). The Fund and UMB opposed the District’s MSJ and filed a cross motion for summary judgment (“Cross MSJ”). The Court denied the District’s MSJ, except it held that the Landmark Litigation was binding on the parties on the issue that the Required Mill Levy approved and imposed by the District was a special assessment and restricted the Fund and UMB from presenting evidence to the contrary at trial. The Court also denied the Cross MSJ.

 On October 16 and 17, 2023, the Court held a two-day non-jury trial on all remaining issues presented in the Complaint and the Counterclaims. The Court, after deliberating for over six months ruled in favor of the plaintiff. At this point, it is impossible to determine the direction, cost, duration or ultimate outcome of these matters.